TRANSAMERICA PRINCIPIUMSM III

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2017

Effective on or about February 1, 2018, the following changes will occur:

The following subaccount is hereby added to the “Appendix - Designated Investment Options” as a designated fund under the Retirement Income Max® rider.

TA BlackRock Smart Beta 50 – Service Class

The following subaccount is hereby added to the “Appendix – Designated Investment Options” as a designated fund under the Return of Premium and Annual Step-Up Death Benefits.

TA Multi-Manager Alternative Strategies – Service Class

Effective on or about May 1, 2017, the following subaccount was made available as a flexible investment option fund and noted in the “Appendix – Transamerica Income Edge Investment Options”.

TA Multi-Manager Alternative Strategies – Service Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica PrincipiumSM III dated May 1, 2017